Operating Lease Obligations - Schedule of Operating Lease Obligations (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Total lease assets	$ 239,513		$ 164,080
Operating lease liability, Current	128,673
Operating lease liability, Noncurrent	122,894
Total lease liability	$ 251,567